CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income
Interest and fees on loans	$ 14,058	$ 13,930	$ 13,383
Interest on investment securities:
Taxable	186	205	241
Tax-exempt	261	313	382
Federal funds sold	51	33	39
Total interest income	14,556	14,481	14,045
Interest expense
Interest on deposits	838	839	1,132
Interest on borrowings	36	43	44
Total interest expense	874	882	1,176
Net interest income	13,682	13,599	12,869
Provision for loan losses	188	309	531
Net interest income after provision for loan loss	13,494	13,290	12,338
Noninterest income
Service fees and overdraft charges	1,399	1,477	1,453
Gain on sale of bank premises, net	17	0	0
Other income	630	654	710
Total noninterest income	2,046	2,131	2,163
Noninterest expenses
Salaries and employee benefits	6,085	5,917	5,755
Premises and equipment	1,124	1,227	1,245
Other real estate owned and miscellaneous loan expense	510	439	222
Professional fees	392	445	387
Data processing	197	194	194
Software maintenance	444	415	424
Advertising and promotional	242	242	244
FDIC deposit insurance	246	228	273
Franchise tax	238	341	246
Loss on sale of bank premises, net	0	30	0
Losses on repossessed asset sales, net	33	33	33
Other operating expense	1,152	1,183	1,152
Total noninterest expense	10,663	10,694	10,175
Income before income taxes	4,877	4,727	4,326
Income tax expense	1,452	1,431	1,271
Net income	$ 3,425	$ 3,296	$ 3,055
Basic earnings per common share	$ 2.86	$ 2.78	$ 2.60
Diluted earnings per common share	$ 2.80	$ 2.73	$ 2.57